Cash generated from operating activities	12 Months Ended
Dec. 31, 2021
Cash flows from operating activities
Cash generated from operating activities

23.  Cash generated from operating activities

	Year ended
	December 31,
	2021	2020	2019
	$’m	$’m	$’m
(Loss)/profit for the year	(210)	111	(40)
Income tax charge (note 7)	22	29	25
Net finance expense (note 6)	235	70	213
Depreciation and amortization (notes 10, 11)	343	315	290
Exceptional operating items (note 5)	272	20	15
Movement in working capital	16	7	102
Exceptional costs paid, including restructuring	(67)	(22)	(7)
Cash generated from operations	611	530	598